Acquisitions, Investments and Disposals: Fair values of net assets acquired, Ramateks (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of net assets acquired, Ramateks:
Fair values of net assets acquired, Ramateks

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Non-current liabilities	(2,190)
Fair value of net assets acquired	580
Goodwill	2,420
Total investment	3,000